Right of use assets	12 Months Ended
Dec. 31, 2025
Right of use assets
Right of use assets

12Right of use assets

Leasehold Property
£ 000
Cost or valuation
At January 1, 2024	4,274
Additions	246
Disposals	(332)
At December 31, 2024	4,188
Additions	1,897
Disposals	—
At December 31, 2025	6,085
Accumulated depreciation
At January 1, 2024	1,821
Charge for the year	730
Depreciation on disposals	(332)
At December 31, 2024	2,219
Charge for the year	860
Depreciation on disposals	—
At December 31, 2025	3,079
Net book value
At December 31, 2024	1,969
At December 31, 2025	3,006

The right of use assets are leasehold properties in Bristol and Kemble, UK. Further information on the lease liabilities of these leases can be found in note 18.